Vanguard International Value Fund
Supplement Dated June 16, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025
Important Changes to Vanguard International Value Fund

The Board of Trustees of Vanguard Trustees’ Equity Fund, on behalf of Vanguard International Value Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, removing Lazard Asset Management LLC (Lazard) as advisor to the Fund and adding Altrinsic Global Advisors, LLC (Altrinsic) to the Fund’s investment advisory team. ARGA Investment Management, LP (ARGA) and Sprucegrove Investment Management Ltd. (Sprucegrove) will remain as advisors. All references to Lazard as investment advisor to the Fund and all other details and descriptions regarding Lazard’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.
The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors.
Effective immediately, Altrinsic will manage a portion of the Fund’s assets along with the Fund’s existing advisors, ARGA and Sprucegrove. Each advisor independently selects and maintains a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.
In connection with the addition of Altrinsic as advisor to the Fund, effective immediately, John Hock, Rich McCormick, and John DeVita are added as portfolio managers of the Altrinsic portion of the Fund.
The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratio by two basis points, from 0.35% to 0.37%.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Fund Summary section:
Altrinsic Global Advisors, LLC

In the same section, the following is added under the heading “Portfolio Managers”:
John Hock, CFA, Founder, Chief Investment Officer of Altrinsic Global Advisors, and a Portfolio Manager/Analyst. He has co-managed a portion of the Fund since June 2025.
Rich McCormick, CFA, Principal, Portfolio Manager/Analyst, and Co-Chief Investment Officer at Altrinsic. He has co-managed a portion of the Fund since June 2025.
John DeVita, CFA, CPA, Principal, Portfolio Manager/Analyst, and Director of Research at Altrinsic Global Advisors. He has co-managed a portion of the Fund since June 2025.
Prospectus Text Changes
The following is added to the list of advisors under the heading “Security Selection” in the More on the Fund section:
Altrinsic employs a research-driven, bottom-up, absolute value approach in selecting stocks. Altrinsic’s investment philosophy is based on the belief that a company’s valuation is a function of its future financial productivity, adjusted for associated risk. The team seeks to identify both undervalued higher-quality companies with more sustainable return on capital profiles and undervalued businesses in which profitability levels are depressed and expected to improve. All members of Altrinsic’s investment team function as global sector analysts and are responsible for fundamental research on historical performance drivers, management, cash flow generation, balance sheet health, and earnings quality, among other considerations. Intrinsic value is determined through the application of multiple valuation measures. Analysts conduct a series of bull and bear scenario analyses to help determine the range of potential outcomes. Portfolio managers construct the portfolio on a bottom-up basis, considering valuation, risk-adjusted return, and company fundamentals, with risk management embedded throughout the process.
The following is added as additional bullets to the list of investment advisors under the heading “Investment Advisors”:
• Altrinsic Global Advisors, LLC, 300 First Stamford Place, Stamford, CT 06902, is an investment management firm founded in 2000. As of April 30, 2025, the firm managed approximately $8.3 billion in assets.

In the same section, the following replaces in its entirety similar text on page 22:
The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI ACWI ex USA Index over the preceding 36-month period (for Altrinsic) or over the preceding 60-month period (for each of ARGA and Sprucegrove).
In the same section, the following text is added is added to the list of portfolio managers primarily responsible for the day-to-day management of the Fund:
John Hock, CFA, Founder, Chief Investment Officer of Altrinsic Global Advisors, and a Portfolio Manager/Analyst. He has worked in investment management since 1990, has been with Altrinsic since 2000, and has co-managed a portion of the Fund since June 2025. Education: B.S., Cornell University; M.B.A., New York University.
Rich McCormick, CFA, Principal, Portfolio Manager/Analyst, and Co-Chief Investment Officer at Altrinsic. He has worked in investment management since 2006, has been with Altrinsic since 2009, and has co-managed a portion of the Fund since June 2025. Education: Bachelor of Commerce, St. Mary’s University; M.B.A., Dalhousie University.
John DeVita, CFA, CPA, Principal, Portfolio Manager/Analyst, and Director of Research at Altrinsic Global Advisors. He has worked in investment management since 1991, has been with Altrinsic since 2000, and has co-managed a portion of the Fund since June 2025. Education: B.S., Villanova University.
The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares in the Fund.

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© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 046A 062025

Vanguard Trustees’ Equity Fund

Supplement Dated June 16, 2025, to the Statement of Additional Information Dated February 28, 2025
Important Changes to Vanguard International Value Fund
The Board of Trustees of Vanguard Trustees’ Equity Fund, on behalf of Vanguard International Value Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, removing Lazard Asset Management LLC (Lazard) as advisor to the Fund and adding Altrinsic Global Advisors, LLC (Altrinsic) to the Fund’s investment advisory team. ARGA Investment Management, LP (ARGA) and Sprucegrove Investment Management Ltd. (Sprucegrove) will remain as advisors. All references to Lazard as investment advisor to the Fund and all other details and descriptions regarding Lazard’s management of certain assets of the Fund in the Statement of Additional Information are deleted in their entirety.
The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors.
Effective immediately, Altrinsic will manage a portion of the Fund’s assets along with the Fund’s existing advisors, ARGA and Sprucegrove. Each advisor independently selects and maintains a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.
In connection with the addition of Altrinsic as advisor to the Fund, effective immediately, John Hock, Rich McCormick, and John DeVita are added as portfolio managers of the Altrinsic portion of the Fund.
The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratio by two basis points, from 0.35% to 0.37%.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section on page B-51 is restated as follows:
The Trust currently uses eight investment advisors:
■ Altrinsic Global Advisors, LLC (Altrinsic) provides investment advisory services for a portion of Vanguard International Value Fund.
■ ARGA Investment Management, LP (ARGA) provides investment advisory services for a portion of Vanguard International Value Fund.
■ Baillie Gifford Overseas Ltd. (Baillie Gifford) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
■ Ninety One North America, Inc. (Ninety One) provides investment advisory services for Vanguard Global Environmental Opportunities Stock Fund.
■ Pzena Investment Management, LLC (Pzena) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
■ Sprucegrove Investment Management Ltd. (Sprucegrove) provides investment advisory services for a portion of Vanguard International Value Fund.
■ Wellington Management Company LLP (Wellington Management) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.

■ Vanguard provides investment advisory services to Vanguard Diversified Equity Fund and Vanguard Commodity Strategy Fund.
Within the same section, the following is added as new section A. under II. Vanguard International Value Fund beginning on page B-53, and subsequent lettered sections are re-lettered accordingly:
A. Altrinsic Global Advisors, LLC (Altrinsic)
Altrinsic Global Advisors, LLC, founded in 2000, is a global equity boutique headquartered out of Stamford, CT, with a sole focus on managing global, international, and emerging market equity strategies.
1. Other Accounts Managed
The following is inserted into the table providing information relating to the other accounts managed by the portfolio managers of the Fund. The information provided for Altrinsic is as of April 30, 2025 (unless otherwise noted):
Portfolio Manager[1]		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
John Hock	Registered investment companies	2	$414.1M	0	$0
	Other pooled investment vehicles	42	$2.9B	0	$0
	Other accounts	14	$4.9B	0	$0
Rich McCormick	Registered investment companies	2	$414.1M	0	$0
	Other pooled investment vehicles	42	$2.9B	0	$0
	Other accounts	14	$4.9B	0	$0
John DeVita	Registered investment companies	2	$414.1M	0	$0
	Other pooled investment vehicles	42	$2.9B	0	$0
	Other accounts	14	$4.9B	0	$0

1 Altrinsic utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly responsible for the day-to-day management of the accounts listed in each category.

2. Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between a Fund and other accounts managed by the portfolio manager, Altrinsic will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with Altrinsic’s trade allocation policy.
3. Description of Compensation
Altrinsic receives a fee based on the assets under management of the Fund as set forth in the Investment Advisory Agreement between Altrinsic and the Trust on behalf of the Fund. Altrinsic pays its investment professionals out of its total revenue, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended December 31, 2024.
Each portfolio manager receives a base salary and may receive an annual bonus based on the profitability of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of the performance of specific funds or accounts managed.
4. Ownership of Securities
As of April 30, 2025, Mr. Hock, Mr. McCormick, and Mr. DeVita did not own any shares of the Fund.

In the Investment Advisory and Other Services section, the first and second paragraphs under the sub-heading “Duration and Termination of Investment Advisory Agreements” on page B-67 is replaced in its entirety by the following paragraphs:
The current investment advisory agreements with the unaffiliated advisors (other than with Altrinsic for Vanguard International Value Fund) are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund on thirty (30) days’ written notice to the advisor (no prior written notice to ARGA), (2) by a vote of a majority of the Fund’s outstanding voting securities in thirty (30) days’ written notice to the advisor (no prior written notice to ARGA), or (3) by the advisor upon ninety (90) days’ written notice to the Fund.
The investment advisory agreement with Altrinsic for Vanguard International Value Fund, which is effective as of June 16, 2025, is binding for a two-year period. At the end of that two-year period, the agreement will become renewable for successive one-year periods, subject to the above conditions.
The following is added to Appendix B of this Statement of Additional Information:
Altrinsic Global Advisors, LLC
Proxy Voting Policies and Procedures
I. STATEMENT OF POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. We believe that active ownership, including exercising our proxy voting rights, benefits all stakeholders and can enhance a company’s long-term value creation. As long-term investors, proxy voting offers additional opportunities to deepen engagement with companies and foster dialogue. When Altrinsic has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures. Certain clients may retain proxy voting authority and in those circumstances Altrinsic has no proxy voting responsibility.
II. PROXY VOTING PROCEDURES
All proxies received by Altrinsic will be forwarded to a Portfolio Manager, or his designee, with a list of accounts that hold the security, together with the number of votes each account controls (reconciling duplications), and the date by which Altrinsic must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place. Operations will keep a record or be able to readily access a report from the electronic filing of each proxy received.
Absent material conflicts (See §IV below), a Portfolio Manager, or his designee, will determine how Altrinsic should vote the proxy. The Portfolio Manager, or his designee, will provide the proxy voting ballot to Operations. Operations will provide the proxy with the proposed vote to Compliance for review. Upon completion of review, Compliance will approve the proxy ballot and return it to Operations. Operations is responsible for voting the proxy electronically in a timely and appropriate manner.
After a vote has been cast, Operations will provide Compliance with a proxy vote report.
Compliance will review this report to confirm that the proxy was voted in accordance with the provided instructions and was voted in a timely manner. Altrinsic or its clients may retain a third party to assist in coordinating and voting proxies with respect to client securities. Currently, Altrinsic does not directly engage with any third-party proxy voting companies for research.

III. VOTING GUIDELINES
In the absence of specific voting guidelines from the client, Altrinsic will vote proxies in the best interest of its clients. Each proposal will be evaluated separately but the following guidelines will generally be followed:
•
Altrinsic will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated) and selection of auditors;
•
Altrinsic will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights and create supermajority voting;
•
Altrinsic will vote against any resolution that gives boards authorization to issue more than 15% of share capital without shareholder approval, either through a rights issue or direct issuance; and
•
Altrinsic will vote against any resolution that gives boards authority to waive pre-emption rights for material share issuances.
For other proposals, Altrinsic shall determine on a case-by-case basis the vote which is in the best interests of its clients and may take into account certain factors, including but not limited to:
•
Whether the proposal was recommended by management and Altrinsic’s opinion of management;
•
The effect on shareholder value;
•
The issuer’s business practices;
•
Stock dilution and equity-based compensation;
•
Whether the proposal acts to entrench existing management; and
•
Whether the proposal fairly compensates management for past and future performance
A. PROXIES OF CERTAIN NON-US ISSUERS
Proxy voting in certain countries may require “share blocking”. Share blocking is intended to facilitate the voting process; however, it also imposes constraints. Shareholders wishing to vote their proxies must deposit their shares before the date of the meeting with a designated depository which results in the shares being unavailable to sell. Accordingly, if share blocking is required, we will generally choose not to vote those shares.
CONFLICTS OF INTEREST
Compliance will review the proxy vote proposed by the Portfolio Manager, or his designee, and identify any conflicts of interest that exist between Altrinsic and its clients. Such conflicts could include, but are not limited to, Altrinsic’s or its affiliates’ relationships with the issuer or its affiliates.
If a potential or actual conflict exists, Altrinsic will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client including clients that are subject to ERISA. If Altrinsic determines that a material conflict exists and that voting in accordance with the voting guidelines and factors described above is not in the best interests of the clients, Altrinsic will make the appropriate disclosures to clients and either request that the client vote the proxy(ies) or abstain from voting.
DISCLOSURE
Clients may contact Compliance in order to obtain information on how Altrinsic voted such client’s proxies and/or to request a copy of these policies and procedures. If a client requests this information, a written response will be provided to the client that lists, with respect to each voted proxy about which the client has inquired (a) the name of the issuer; (b) the proposal voted upon; and (c) how Altrinsic voted the client’s proxy.

RECORDKEEPING
Compliance, with the assistance of the operations team, will maintain files relating to Altrinsic’s proxy voting policy, procedures and voting decisions in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Altrinsic. The following records will be included in the files:
•
Copies of this proxy voting policy and procedures, and any amendments thereto;
•
A record of each vote that Altrinsic casts1;
•
A copy of Altrinsic’s review and resolution of any proxy voting conflicts; and
•
A copy of each written client request for information on how Altrinsic voted such client’s proxies, and a copy of any written response to any client request for information on how Altrinsic voted its proxies.
Operations will retain copies of each proxy statement that Altrinsic receives, provided however, that Altrinsic may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available2 and any document that Altrinsic created that was material to making a decision how to vote proxies, or that memorializes the decision.

1 Altrinsic may rely on a third party to retain a copy of the votes cast, provided the third party undertakes to provide a copy of the record promptly upon request.
2 Altrinsic may choose instead to have a third party retain a copy of proxy statements, provided that the third party undertakes to provide a copy of the proxy statements promptly upon request.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 046C 062025